Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Annual Return [Percent]		16.87%	29.80%	(21.80%)	29.50%	29.58%	23.02%	(34.18%)	13.83%	39.78%	(11.48%)
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	20.18%	14.86%	(12.70%)	36.07%	16.98%	16.73%	(16.26%)	9.19%	16.18%	(8.75%)
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	1.49%	18.32%	(9.83%)	44.09%	6.60%	29.42%	(22.68%)	8.76%	19.76%	(0.83%)
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Annual Return [Percent]		32.11%	21.53%	(11.50%)	23.63%	15.86%	30.69%	(9.43%)	24.79%	5.74%	4.55%

[1]	The returns shown in the bar chart are for Retail Class shares. The performance of Institutional Class shares and Class A shares will differ due to differences in expenses.
[2]	The returns shown in the bar chart are for Retail Class shares. The performance of Institutional Class shares will differ due to differences in expenses.